UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07529
Investment Company Act File Number
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Australia — 1.7%

Metals & Mining — 1.7%
Kingsgate Consolidated, Ltd.	174,350	$1,204,331

		$1,204,331

Total Australia (identified cost $1,493,117)		$1,204,331

China — 18.1%

Containers & Packaging — 3.9%
AMVIG Holdings, Ltd.	4,682,000	$2,795,795

		$2,795,795

Electronic Equipment, Instruments & Components — 1.7%
China High Precision Automation Group, Ltd.(1)	3,338,000	$1,177,296

		$1,177,296

Food Products — 3.1%
China Minzhong Food Corp., Ltd.(1)	967,000	$665,902
Uni-President China Holdings, Ltd.	2,764,000	1,537,210

		$2,203,112

Gas Utilities — 0.5%
China Resources Gas Group, Ltd.	252,000	$380,208

		$380,208

Household Products — 5.7%
Vinda International Holdings, Ltd.	1,124,000	$1,477,868
Youyuan International Holdings, Ltd.(1)	9,742,000	2,593,580

		$4,071,448

Multiline Retail — 1.2%
Parkson Retail Group, Ltd.	710,500	$881,133

		$881,133

Real Estate Management & Development — 2.0%
Perennial China Retail Trust(1)	1,966,000	$804,785
SOHO China, Ltd.	958,000	651,945

		$1,456,730

Total China (identified cost $14,640,735)		$12,965,722

Hong Kong — 6.8%

Consumer Finance — 1.2%
Public Financial Holdings, Ltd.	1,852,000	$847,884

		$847,884

Diversified Financial Services — 1.4%
First Pacific Co., Ltd.	912,000	$1,013,180

		$1,013,180

Security	Shares	Value
Food Products — 2.3%
Biostime International Holdings, Ltd.	1,010,500	$1,679,314

		$1,679,314

Multiline Retail — 0.5%
AEON Stores (Hong Kong) Co., Ltd.	151,500	$340,846

		$340,846

Textiles, Apparel & Luxury Goods — 1.4%
Stella International Holdings, Ltd.	416,500	$971,443

		$971,443

Total Hong Kong (identified cost $4,912,705)		$4,852,667

India — 7.5%

Commercial Banks — 3.0%
Allahabad Bank, Ltd.	715,364	$2,144,779

		$2,144,779

Household Products — 1.4%
Jyothy Laboratories, Ltd.	361,312	$1,026,284

		$1,026,284

Personal Products — 1.8%
Godrej Consumer Products, Ltd.	163,920	$1,267,655

		$1,267,655

Pharmaceuticals — 1.3%
Aurobindo Pharma, Ltd.	512,370	$919,177

		$919,177

Total India (identified cost $9,247,067)		$5,357,895

Indonesia — 6.9%

Commercial Banks — 3.1%
Bank Bukopin Tbk PT	32,649,500	$2,229,630

		$2,229,630

Consumer Finance — 2.5%
Clipan Finance Indonesia Tbk PT	36,291,000	$1,752,536

		$1,752,536

Oil, Gas & Consumable Fuels — 1.3%
Sakari Resources, Ltd.	605,000	$930,702

		$930,702

Total Indonesia (identified cost $5,128,227)		$4,912,868

Malaysia — 17.5%

Automobiles — 2.7%
DRB-HICOM Bhd	2,929,300	$1,914,884

		$1,914,884

Security	Shares	Value
Construction & Engineering — 3.1%
Mudajaya Group Bhd	3,100,966	$2,193,338

		$2,193,338

Food Products — 2.0%
Oldtown Bhd	4,284,200	$1,455,698

		$1,455,698

Health Care Equipment & Supplies — 4.0%
Supermax Corp. Bhd	2,473,100	$2,871,526

		$2,871,526

Multiline Retail — 2.6%
Aeon Co. (M) Bhd	809,000	$1,829,988

		$1,829,988

Real Estate Management & Development — 1.2%
Selangor Properties Bhd	844,300	$878,979

		$878,979

Specialty Retail — 1.9%
Padini Holdings Bhd	4,007,200	$1,360,557

		$1,360,557

Total Malaysia (identified cost $14,699,902)		$12,504,970

Singapore — 16.7%

Air Freight & Logistics — 1.0%
Singapore Post, Ltd.	956,000	$737,590

		$737,590

Construction & Engineering — 2.1%
PEC, Ltd.	2,903,000	$1,524,543

		$1,524,543

Energy Equipment & Services — 0.9%
Ezion Holdings, Ltd.	1,160,000	$614,276

		$614,276

Food & Staples Retailing — 2.0%
Olam International, Ltd.	772,000	$1,443,388

		$1,443,388

Food Products — 1.6%
Petra Foods, Ltd.	139,000	$186,834
Super Group, Ltd.	801,000	954,406

		$1,141,240

Hotels, Restaurants & Leisure — 1.4%
Overseas Union Enterprise, Ltd.	628,000	$1,001,635

		$1,001,635

Multiline Retail — 2.1%
Parkson Retail Asia, Ltd.(1)	1,703,000	$1,528,069

		$1,528,069

Real Estate Investment Trusts (REITs) — 2.3%
CDL Hospitality Trusts	1,407,000	$1,650,991

		$1,650,991

Security	Shares	Value
Specialty Retail — 3.3%
OSIM International, Ltd.	2,877,000	$2,337,159

		$2,337,159

Total Singapore (identified cost $13,241,429)		$11,978,891

South Korea — 8.2%

Beverages — 2.7%
Hite-Jinro Co., Ltd.	70,980	$1,902,529

		$1,902,529

Commercial Banks — 1.8%
BS Financial Group, Inc.(1)	120,290	$1,252,580

		$1,252,580

Commercial Services & Supplies — 1.0%
KEPCO Plant Service & Engineering Co., Ltd.	22,780	$730,803

		$730,803

Internet & Catalog Retail — 1.7%
CJ O Shopping Co., Ltd.	5,031	$1,249,639

		$1,249,639

Metals & Mining — 1.0%
POSCO Chemtech Co., Ltd.	4,330	$744,361

		$744,361

Total South Korea (identified cost $6,036,784)		$5,879,912

Taiwan — 9.6%

Computers & Peripherals — 3.5%
Pegatron Corp.	1,373,000	$1,459,242
Simplo Technology Co., Ltd.	181,000	1,017,521

		$2,476,763

Health Care Equipment & Supplies — 3.8%
Pacific Hospital Supply Co., Ltd.	522,000	$1,471,112
St. Shine Optical Co., Ltd.	108,000	1,231,469

		$2,702,581

Leisure Equipment & Products — 0.8%
Giant Manufacturing Co., Ltd.	163,000	$591,427

		$591,427

Semiconductors & Semiconductor Equipment — 1.5%
Radiant Opto-Electronics Corp.	357,240	$1,085,558

		$1,085,558

Total Taiwan (identified cost $7,287,045)		$6,856,329

Thailand — 2.7%

Insurance — 1.0%
Bangkok Life Assurance PCL(2)	431,500	$715,262

		$715,262

Security	Shares	Value
Real Estate Management & Development — 1.7%
Ticon Industrial Connection PCL(2)	3,464,600	$1,221,102

		$1,221,102

Total Thailand (identified cost $1,732,222)		$1,936,364

Total Common Stocks — 95.7% (identified cost $78,419,233)		$68,449,949

Short-Term Investments — 3.6%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/11	$2,609	$2,608,580

Total Short-Term Investments (identified cost $2,608,580)		$2,608,580

Total Investments — 99.3% (identified cost $81,027,813)		$71,058,529

Other Assets, Less Liabilities — 0.7%		$500,941

Net Assets — 100.0%		$71,559,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,025,275

Gross unrealized appreciation	$2,032,435
Gross unrealized depreciation	(12,999,181)

Net unrealized depreciation	$(10,966,746)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Australia	$—	$1,204,331		$—	$1,204,331
China	1,177,296	11,788,426		—	12,965,722
Hong Kong	—	4,852,667		—	4,852,667
India	—	5,357,895		—	5,357,895
Indonesia	—	4,912,868		—	4,912,868
Malaysia	1,455,698	11,049,272		—	12,504,970
Singapore	1,528,069	10,450,822		—	11,978,891
South Korea	—	5,879,912		—	5,879,912
Taiwan	—	6,856,329		—	6,856,329
Thailand	1,936,364	—		—	1,936,364

Total Common Stocks	$6,097,427	$62,352,522	*	$—	$68,449,949

Short-Term Investments	$—	$2,608,580		$—	$2,608,580

Total Investments	$6,097,427	$64,961,102		$—	$71,058,529

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio
By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: January 25, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date: January 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: January 25, 2012